Supplemental guarantor financial information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2011
Supplemental Guarantor Financial Information [Abstract]
Anticipated period of registering the notes with Securities and Exchange Commission via a registration statement (in days)	340
Anticipated date of registering the notes with Securities and Exchange Commission via a registration statement	Mar. 15, 2011
Parent company's ownership interest in guarantor subsidiaries (in hundredths)	100.00%
Debt issuance date	March 2011
Principal amount issued	$ 200
Debt maturity date	Mar. 15, 2019